Loss per Share and Series A, B & C Warrants (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator
Net loss - basic and diluted	$ (7,121)	$ (20,511)	$ (52,949)
Basic earnings per share denominator:
Weighted average common shares outstanding	144,922	5
Diluted earnings per share denominator:
Weighted average common shares outstanding	144,922	5
Weighted average common shares - diluted	144,922	5
Basic loss per common share	$ (49)	$ (4,102,200)
Diluted loss per common share	$ (49)	$ (4,102,200)
Warrant [Member]
Diluted earnings per share denominator:
Dilutive effect
Restricted Stock [Member]
Diluted earnings per share denominator:
Dilutive effect
Employee Stock Option [Member]
Diluted earnings per share denominator:
Dilutive effect